RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

17.RELATED PARTY TRANSACTIONS AND BALANCES

The Group entered into the following material transactions with the Company’s major shareholder, Tencent Holdings Limited and its affiliates (“Tencent Group”):

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
	(In thousands)
Cloud services from Tencent Group	26,256	22,375	11,945
Online payment clearing services and other services from Tencent Group	4,533	6,258	9,101
Total	30,789	28,633	21,046

Details of major amounts due from related parties are as follows:

	As of December 31,
	2023	2024
	RMB	RMB
	(In thousands)
Receivables from the online payment platform of Tencent Group	2,569	6,719
Prepaid service fee to Tencent Group	1,397	539
Total	3,966	7,258